LEASING	12 Months Ended
Apr. 30, 2018
Disclosure of finance lease and operating lease by lessee [abstract]
LEASING

NOTE 9 LEASING

The Group has no financial leasing agreements but has operational leasing agreements that primarily consist of leases for facilities. Leasing costs were TSEK 6,370 for the financial year ended April 30, 2018 compared to TSEK 6,379 as of April 30, 2017 and TSEK 5,930 as of April 30, 2016. These consisted of minimum lease payments of TSEK 5,654 for the financial year ended April 30, 2018 compared to TSEK 5,678 as of April 30, 2017 and variable payments for the financial year ended April 30, 2018 of TSEK 716 compared to 701 as of April 30, 2017. The future minimum lease payments for operational leases are as follows in (TSEK):

	Operational leasing
Financial year	MAY 1, 2017	MAY 1, 2016
TSEK	-APR 30, 2018	-APR 30, 2017
Leasing expensed during the financial year	6,370	6,379
Nominal value of future minimum leasing payments is divided up as follows:
Due for payment within a year	5,654	5,654
Due for payment later than a year but within five years	7,184	11,889
Due for payment later than five years	587	1,535
Total	13,424	19,078